Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Fairpointe ESG Equity Fund

Supplement dated March 23, 2020 to the Prospectus and Statement of Additional Information,

each dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe ESG Equity Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus and Statement of Additional Information, dated as noted above.

On March 19, 2020, the Board of Trustees of the Trust approved a plan to liquidate and terminate the Fund (the “Liquidation”), which is expected to occur on or about April 29, 2020 (the “Liquidation Date”). Effective on or about March 26, 2020, it is expected that the Fund will begin selling its portfolio investments and will invest the proceeds in cash and cash equivalents, in anticipation of the Liquidation. Proceeds of the Liquidation are expected to be distributed to shareholders of the Fund promptly following the Liquidation Date in full redemption of each shareholder’s shares of the Fund.

Effective as of the close of business on March 23, 2020, the Fund will no longer accept investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions. Those shareholders investing in the Fund through one of the exceptions described above may continue to purchase shares of the Fund provided that such transactions settle prior to the Liquidation Date.

A letter will be sent to shareholders who hold shares directly with the Fund (“Direct Shareholders”) setting forth the various options and instructions with respect to the Liquidation and the distribution of Direct Shareholders’ redemption proceeds. Any Direct Shareholder may elect to have redemption proceeds sent to them via check. Direct Shareholders may also elect to exchange their Fund shares into the same share class of any other fund in the AMG Funds family of funds that is open to new investors (subject to minimum initial investment requirements as described in such fund’s prospectus). Shareholders who hold their shares in the Fund through a financial intermediary should contact their financial representative to discuss their options with respect to the Liquidation and the distribution of such shareholders’ redemption proceeds.

Shortly before the transition to cash, the Fund intends to distribute its accumulated net capital gains and net investment income, if any, to shareholders of the Fund; these distributions may be taxable to shareholders who do not hold their shares in a tax-advantaged account such as an IRA or 401(k).

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Dividend All Cap Value Fund II

AMG River Road Dividend All Cap Value Fund

Supplement dated March 23, 2020 to the Prospectus and Statement of Additional Information,

each dated March 1, 2020

REORGANIZATION OF AMG RIVER ROAD DIVIDEND ALL CAP VALUE FUND II INTO AMG

RIVER ROAD DIVIDEND ALL CAP VALUE FUND

On March 19, 2020, the Board of Trustees (the “Board”) of AMG Funds IV (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which AMG River Road Dividend All Cap Value Fund II (the “Acquired Fund”) would be reorganized with and into another existing series of the Trust, AMG River Road Dividend All Cap Value Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”) (the “Reorganization”). The closing date of the Reorganization is expected to be on or about April 27, 2020, although the Reorganization may be delayed.

The Acquired Fund and the Acquiring Fund have the same investment management, subadvisory, administrative and distribution and/or service (12b-1) fee rates. Both Funds are managed by the same investment manager and subadviser with substantially similar investment strategies. Effective as of the closing date of the Reorganization, the Funds will have identical fundamental investment policies. For further information on the Acquiring Fund, please see its prospectus, which may be found at www.amgfunds.com. No shareholder approval of the Reorganization is required.

The Reorganization is expected to be a tax-free reorganization, in which case shareholders in the Acquired Fund will not realize any gains or losses for U.S. federal income tax purposes as a direct result of the Reorganization. Notwithstanding the foregoing, it is possible that the Reorganization will have some tax implications for shareholders, including increased capital gain distributions to shareholders before or after the Reorganization, in some instances as a result of the sale of portfolio securities in connection with or following the Reorganization. Additionally, because the Reorganization will end the tax year of the Acquired Fund, the Reorganization will accelerate distributions to shareholders from the Acquired Fund for its tax year ending on the date of the Reorganization. These tax year-end distributions will be taxable to shareholders of the Acquired Fund, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization.

The costs of completing the Reorganization will be borne by AMG Funds LLC, the Funds’ investment manager (the “Investment Manager”), and River Road Asset Management, LLC, the Funds’ subadviser (the “Subadviser”). Although the Investment Manager does not anticipate that the Acquired Fund will make significant dispositions of its portfolio holdings before the merger, any costs associated with restructuring the Acquired Fund’s portfolio (such as brokerage commissions and other transaction costs) prior to the Reorganization will be borne by the Acquired Fund, and any such costs that arise after the Reorganization will be borne by the Acquiring Fund.

Other Information

Effective as of 4:00 p.m. Eastern Time on April 24, 2020, shares of the Acquired Fund will no longer be available for purchase by current or new investors in the Acquired Fund. Additionally, shareholders of other series of the Trust or shares of other funds managed by the Investment Manager will no longer be permitted to exchange any of their shares for shares of the Acquired Fund, as described in the Prospectus under “Shareholder Guide — Investor Services — Exchange Privileges.”

At any time prior to 4:00 p.m. Eastern Time on April 24, 2020 (the “Valuation Date”), shareholders may redeem their shares of the Acquired Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Shareholder Guide — How to Buy and Sell Shares” in the Prospectus. At any time prior to the Valuation Date, shareholders may also exchange their shares of the Acquired Fund for shares of the same class of any other series of the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum, as described under “Shareholder Guide — Investor Services — Exchange Privileges” in the Prospectus. There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences.

The Board and AMG Distributors, Inc., the Funds’ distributor, each reserves the right at any time to modify or eliminate the terms described in this “Other Information” section, including on a case-by-case basis. The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

In addition to the foregoing, effective April 24, 2020, the Funds’ Statement of Additional Information is revised as follows:

Within the “Additional Investment Policies – Fundamental Investment Restrictions” section, the following is hereby added to the end of the section entitled “Fundamental Investment Restrictions of AMG Managers Fairpointe ESG Equity Fund, AMG River Road Dividend All Cap Value Fund II and AMG River Road Focused Absolute Value Fund” beginning on page 51:

(11) For AMG River Road Dividend All Cap Value Fund II: Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

(12) For AMG River Road Dividend All Cap Value Fund II: Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

(13) For AMG River Road Dividend All Cap Value Fund II: Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(14) For AMG River Road Dividend All Cap Value Fund II: Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) the entry into repurchase agreements with banks or broker-dealers.

(15) For AMG River Road Dividend All Cap Value Fund II: Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

(16) For AMG River Road Dividend All Cap Value Fund II: Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund’s total assets.

With respect to limitation (11) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Subadvisory Agreement Amendment

Effective March 23, 2020, the Subadvisory Agreement between the Investment Manager and the Subadviser with respect to the Acquired Fund has been amended to reflect the expense sharing arrangement contained in the Subadvisory Agreement between the Investment Manager and the Subadviser with respect to the Acquiring Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Focused Absolute Value Fund

Supplement dated March 23, 2020 to the Prospectus, dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG River Road Focused Absolute Value Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective May 1, 2020 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2022, to limit total annual operating expenses (exclusive of certain fees and expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Under the Fund’s existing contractual expense limitation agreement, the Investment Manager has agreed to limit total annual operating expenses (exclusive of certain fees and expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:

The sections under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 39 are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.36%	0.36%	0.32%
Total Annual Fund Operating Expenses	1.21%	0.96%	0.92%
Fee Waiver and Expense Reimbursements[2]	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.07%	0.82%	0.78%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$356	$637	$1,440

Class I	$84	$277	$503	$1,152

Class Z	$80	$265	$481	$1,105

The third paragraph of the section under “Additional Information About the Funds – AMG River Road Focused Absolute Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 75 is deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE